CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Loss
Net loss	$ (78,701)	$ (76,263)	$ (5,062)
Other comprehensive income (loss), net of tax:
Foreign currency cumulative translation adjustment	2,548	(504)	1,736
Benefit plan adjustment	(5,329)	0	0
Other comprehensive income (loss)	(2,781)	(504)	1,736
Comprehensive loss for the year	(81,482)	(76,767)	(3,326)
Comprehensive loss attributable to the noncontrolling interests	(6,018)	(8,393)	(10,382)
Comprehensive loss attributable to MDC Partners Inc.	$ (87,500)	$ (85,160)	$ (13,708)